Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments
15.	BUSINESS SEGMENTS

We operate in two business segments:

Unified Communications, including conferencing and collaboration services, event services, IP-based unified communication solutions and alerts and notification services; and

Communication Services, including emergency communications, automated call processing, telephony / interconnect services and agent-based services.

	For the year ended December 31,
	2012	2011	2010
Revenue:
Unified Communications	$1,451,301	$1,364,032	$1,220,216
Communication Services	1,198,320	1,137,900	1,173,945
Intersegment eliminations	(11,597)	(10,607)	(5,950)

Total	$2,638,024	$2,491,325	$2,388,211

Depreciation and Amortization
(Included in Operating Income):
Unified Communications	$88,253	$85,566	$87,278
Communication Services	94,169	86,342	83,052

Total	$182,422	$171,908	$170,330

Operating Income:
Unified Communications	$384,565	$363,226	$320,411
Communication Services	93,610	104,902	99,770

Total	$478,175	$468,128	$420,181

Capital Expenditures:
Unified Communications	$63,236	$61,063	$51,077
Communication Services	55,519	46,952	50,515
Corporate	9,674	12,107	20,457

Total	$128,429	$120,122	$122,049

	As of December 31,
	2012	2011	2010
Assets:
Unified Communications	$1,629,019	$1,620,444	$1,401,242
Communication Services	1,437,695	1,379,125	1,375,643
Corporate	381,439	227,949	228,365

Total	$3,448,153	$3,227,518	$3,005,250

Platform-based service revenue includes services provided in both the Unified Communications Services and Communication Services segments, while agent-based service revenue is provided in the Communication Services segment. Revenue from platform-based services was $1,886.5 million, $1,759.0 million and $1,619.9 million in 2012, 2011 and 2010, respectively.

For 2012, 2011 and 2010, our largest 100 clients represented approximately 57%, 55% and 57% of total revenue, respectively. In 2012, no client represented more than 10% of our aggregate revenue. The aggregate revenue as a percentage of our total revenue from our largest client, AT&T, during 2011 and 2010 was approximately 10% and 11%, respectively.

No individual country outside of the United States accounted for greater than 10% of aggregate revenue for 2012, 2011 or 2010. Revenue is attributed to an organizational region based on location of the billed customer’s account. Geographic information by organizational region, in thousands, is noted below.

	2012	2011	2010
Revenue:
Americas—United States	$2,149,971	$2,018,179	$1,979,372
Europe, Middle East & Africa (EMEA)	296,705	292,397	263,603
Asia-Pacific	168,046	154,238	125,267
Americas—Other	23,302	26,511	19,969

Total	$2,638,024	$2,491,325	$2,388,211

	As of December 31,
	2012	2011	2010
Long-Lived Assets:
Americas—United States	$2,446,090	$2,373,428	$2,192,157
Europe, Middle East & Africa (EMEA)	210,902	206,598	210,689
Asia-Pacific	27,787	21,599	19,646
Americas—Other	2,282	4,107	5,731

Total	$2,687,061	$2,605,732	$2,428,223

The aggregate gain (loss) on transactions denominated in currencies other than the functional currency of West Corporation or any of its subsidiaries was approximately $(3.5) million, $4.2 million and $(2.8) million in 2012, 2011 and 2010, respectively.